UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

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STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2010 (Unaudited)

Common Stocks--90.8%	Shares	Value ($)
Consumer Discretionary--8.6%
Christian Dior	293,500	38,362,979
McDonald's	769,700	57,350,347
McGraw-Hill	657,000	21,720,420
News, Cl. A	2,212,308	28,892,742
News, Cl. B	166,900	2,513,514
Target	759,100	40,566,304
Walt Disney	550,000	18,210,500
		207,616,806
Consumer Staples--29.3%
Altria Group	2,373,700	57,016,274
Coca-Cola	1,845,000	107,969,400
Estee Lauder, Cl. A	317,900	20,100,817
Fomento Economico Mexicano, ADR	170,500	8,649,465
Kraft Foods, Cl. A	900,568	27,791,528
Nestle, ADR	1,921,150	102,647,045
PepsiCo	909,300	60,413,892
Philip Morris International	2,373,700	132,974,674
Procter & Gamble	1,367,300	81,996,981
SYSCO	434,100	12,380,532
Wal-Mart Stores	789,100	42,232,632
Walgreen	1,272,200	42,618,700
Whole Foods Market	157,500 a,b	5,844,825
		702,636,765
Energy--17.0%
Chevron	992,400	80,434,020
ConocoPhillips	881,700	50,636,031
Exxon Mobil	1,998,598	123,493,370
Halliburton	542,200	17,930,554
Occidental Petroleum	671,600	52,586,280
Royal Dutch Shell, ADR	651,800 a	39,303,540

Total, ADR	834,900 a	43,080,840
		407,464,635
Financial--6.7%
Bank of America	2,096,950	27,491,015
Berkshire Hathaway, Cl. A	322 b	40,089,000
Franklin Resources	200,000	21,380,000
HSBC Holdings, ADR	418,166 a	21,155,018
JPMorgan Chase & Co.	1,308,400	49,810,788
		159,925,821
Health Care--9.8%
Abbott Laboratories	1,051,300	54,919,912
Becton Dickinson & Co.	39,300	2,912,130
Intuitive Surgical	21,200 b	6,015,288
Johnson & Johnson	1,445,900	89,587,964
Medtronic	379,500	12,743,610
Merck & Co.	434,000	15,975,540
Novo Nordisk, ADR	258,500	25,446,740
Roche Holding, ADR	808,400	27,590,692
		235,191,876
Industrial--3.6%
Caterpillar	312,500	24,587,500
General Dynamics	70,000	4,396,700
General Electric	1,877,400	30,507,750
United Technologies	376,600	26,825,218
		86,317,168
Information Technology--13.0%
Apple	324,200 b	91,991,750
Automatic Data Processing	497,800	20,922,534
Cisco Systems	947,100 b	20,741,490
Intel	3,014,500	57,968,835
International Business Machines	425,000	57,009,500
Microsoft	750,000	18,367,500
QUALCOMM	302,000	13,626,240
Texas Instruments	1,152,200	31,270,708
		311,898,557
Materials--2.8%
Freeport-McMoRan Copper & Gold	350,600	29,937,734

Praxair	385,100	34,759,126
Rio Tinto, ADR	59,200 a	3,476,816
		68,173,676
Total Common Stocks
(cost $1,478,680,444)		2,179,225,304

Other Investment--8.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $207,221,000)	207,221,000 [c]	207,221,000

Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,229,310)	8,229,310 [c]	8,229,310

Total Investments (cost $1,694,130,754)	99.7%	2,394,675,614
Cash and Receivables (Net)	.3%	6,510,483
Net Assets	100.0%	2,401,186,097

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $7,997,681 and the market value of the collateral held by the fund was $8,229,310.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,694,130,754.

Net unrealized appreciation on investments was $700,544,860 of which $777,391,954 related to appreciated investment securities and $76,847,094 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	29.3
Energy	17.0

Information Technology	13.0
Health Care	9.8
Money Market Investments	8.9
Consumer Discretionary	8.6
Financial	6.7
Industrial	3.6
Materials	2.8
99.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepaym credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investm
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,869,512,169	-	-	1,869,512,169
Equity Securities - Foreign+	309,713,135	-	-	309,713,135
Mutual Funds	215,450,310	-	-	215,450,310
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.

Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

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